3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	9 Months Ended	12 Months Ended		33 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Net Loss	$ (5,124,215)	$ (3,037,594)	$ (696,357)	$ (8,858,166)
Previously Reported
Consulting Expense		1,576,388		5,083,360
Total operating expenses		2,979,152		8,155,678
Net Loss		(3,141,538)		(8,962,110)
Error Correction
Consulting Expense		(103,944)		(103,944)
Total operating expenses		(103,944)		(103,944)
Net Loss		103,944		103,944
Restated
Consulting Expense		1,472,444	1,902,392	4,979,416
Total operating expenses		2,875,208	52,311	8,051,734
Net Loss		$ (3,037,594)	$ (696,357)	$ (8,858,166)